Matthews India Fund Investment Strategy - Matthews India Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Matthews India Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in common stocks, preferred stocks and convertible securities, of any duration or quality, including those that are unrated, or would be below investment grade (referred to as “junk bonds”) if rated, of companies located in India.A company or other issuer is considered to be “located” in India, and a security or instrument is deemed to be an Indian security or instrument, if it has substantial ties to India. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of India; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within India; (iii) it has the primary trading markets for its securities in India; (iv) it has its principal place of business in or is otherwise headquartered in India; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of India; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in India; (ii) it is issued to finance a project that has at least 50% of its assets or operations in India; (iii) it is at least 50% secured or backed by assets located in India; (iv) it is a component of or its issuer is included in the MSCI India Index, the Fund’s benchmark index; or (v) it is denominated in the currency of India and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. Matthews may rely on only one criterion to determine location even if other criteria point to a different location. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. While the Fund may invest in companies across the market capitalization spectrum, it has in the past invested, and may continue to invest, a substantial portion of Fund assets in smaller companies. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees. The implementation of the principal investment strategies of the Fund may result in a significant portion of the Fund’s assets being invested from time to time in one or more sectors, but the Fund may invest in companies in any sector.The Fund may invest in affiliated and unaffiliated ETFs, including the Matthews India Active ETF, a series of the Trust with a substantially similar investment strategy to the Fund, for cash equitization purposes, which allows the Fund to invest in a manner consistent with its investment strategy while managing daily cash flows, including purchases and redemptions by investors.